SCHEDULE OF CHANGES IN CONVERTIBLE DEBT INSTRUMENT (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 USD ($)
Short-Term Debt [Line Items]
Repayment | $	$ 0		$ (3,195,765)
Residual Loan [Member]
Short-Term Debt [Line Items]
Balance at December 31, 2023		£ 0
Embedded Derivative [Member]
Short-Term Debt [Line Items]
Balance at December 31, 2023		0
Convertible Debt [Member]
Short-Term Debt [Line Items]
Balance at December 31, 2022		655,923
Accrued interest		71,568
Repayment		(641,775)
Modification of loan notes		(53,619)
Currency adjustment		(32,097)
Balance at December 31, 2023
Convertible Debt [Member] | Residual Loan [Member]
Short-Term Debt [Line Items]
Balance at December 31, 2022		653,484
Accrued interest		71,568
Repayment		(639,336)
Modification of loan notes		(53,619)
Currency adjustment		(32,097)
Balance at December 31, 2023
Convertible Debt [Member] | Embedded Derivative [Member]
Short-Term Debt [Line Items]
Balance at December 31, 2022		2,439
Accrued interest
Repayment		(2,439)
Modification of loan notes
Currency adjustment
Balance at December 31, 2023